J. & W. Seligman & Co.
                                  Incorporated

                                                                     May 5, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re: Seligman Investment Grade Fixed Income Fund, Inc. (the "Fund") Post-Effective Amendment No. 5
      File Nos. 333-63546 and 811-10423

Dear Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 29, 2003.

      If you have any questions, please do not hesitate to contact me at (212) 850-1802.

                                              Very truly yours,

                                              /s/John E. McLean

                                              John E. McLean
                                              Vice President


             100 Park Avenue New York, New York 10017 (212) 850-1864